Future Minimum Rents	12 Months Ended
Dec. 31, 2013
Future Minimum Rents [Abstract]
Future Minimum Rents [Text Block]
13.    Future Minimum Rents
The properties are leased to tenants under net operating leases with initial term expiration dates ranging from 2014 to 2048. The future contractual minimum lease payments to be received (excluding operating expense reimbursements) by the Company as of December 31, 2013, under non-cancelable operating leases which expire on various dates through 2048, are as follows:

Years Ending December 31,	(in thousands)
2014	$1,716,754
2015	1,706,282
2016	1,660,890
2017	1,510,645
2018	1,342,157
Thereafter	6,674,466

No single tenant represented more than 10.0% of the Company’s total rental revenue for the years ended December 31, 2013, 2012 and 2011.